Note 14 - Interest Rate Risk Position - Analysis of Sensitivity to Market Interest Rates (Details) - Interest rate risk [member] - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Increase 100 bps [member]
Statement Line Items [Line Items]
Impact on projected net interest income during a 12 month period	$ 5,927	$ 4,147
Impact on reported equity during a 60 month period	$ 2,936	$ 1,603
Duration difference between assets and liabilities (months) (Month)	3 months 3 days	2 months 9 days
Decrease 100 bps [member]
Statement Line Items [Line Items]
Impact on projected net interest income during a 12 month period	$ (6,292)	$ (3,220)
Impact on reported equity during a 60 month period	$ (3,008)	$ (1,586)